United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2024

Date of reporting period: October 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 86.72%
U.S. Treasury Obligations - 86.72%
U.S. Treasury Bills,
5.416%, Due 11/16/2023A	$650,000	$648,573
5.419%, Due 12/7/2023A	6,100,000	6,067,838
5.451%, Due 1/11/2024A	6,100,000	6,036,298
5.484%, Due 2/15/2024A	6,100,000	6,004,761
5.498%, Due 2/22/2024A	7,300,000	7,178,184
5.504%, Due 3/14/2024A	4,750,000	4,656,076

Total Short Term Investments (Cost $30,592,932)		30,591,730

TOTAL INVESTMENTS - 86.72% (Cost $30,592,932)		30,591,730
OTHER ASSETS, NET OF LIABILITIES - 13.28%		4,683,275

TOTAL NET ASSETS - 100.00%		$35,275,005

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Long Futures Contracts Open on October 31, 2023:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Brent Crude Oil Futures A	32	November 2023	$2,839,652	$2,720,640	$(119,012)
NYMEX Light Sweet Crude Oil Futures A	35	November 2023	2,912,878	2,835,700	(77,178)

			$5,752,530	$5,556,340	$(196,190)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini NASDAQ 100 Index Futures	2	December 2023	$608,348	$579,610	$(28,738)
TSE TOPIX Futures	11	December 2023	1,697,469	1,635,758	(61,711)

			$2,305,817	$2,215,368	$(90,449)

Short Futures Contracts Open on October 31, 2023:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper Futures A	30	December 2023	$(2,761,275)	$(2,736,750)	$24,525
COMEX Silver Futures A	8	December 2023	(871,686)	(918,080)	(46,394)

			$(3,632,961)	$(3,654,830)	$(21,869)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2023 (Unaudited)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	36	December 2023	$(3,159,981)	$(3,003,120)	$156,861
CME e-Mini Standard & Poor’s 500 Index Futures	10	December 2023	(2,098,210)	(2,106,125)	(7,915)
Eurex DAX Index Futures	5	December 2023	(1,989,301)	(1,965,554)	23,747
Eurex EURO STOXX 50 Index Futures	32	December 2023	(1,379,639)	(1,378,070)	1,569
ICE FTSE 100 Index Futures	7	December 2023	(625,709)	(623,477)	2,232

			$(9,252,840)	$(9,076,346)	$176,494

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	98	December 2023	$(10,426,772)	$(10,238,703)	$188,069
CBOT 10 Year U.S. Treasury Notes Futures	109	December 2023	(11,994,479)	(11,572,734)	421,745
CBOT U.S. Long Bond Futures	39	December 2023	(4,657,835)	(4,268,063)	389,772
CBOT Ultra Long Term U.S. Treasury Bond Futures	22	December 2023	(2,765,139)	(2,476,375)	288,764
Eurex 5 Year Euro BOBL Futures	95	December 2023	(11,710,082)	(11,689,416)	20,666
Eurex 10 Year Euro BUND Futures	75	December 2023	(10,370,208)	(10,236,327)	133,881
ICE Long Gilt Futures	36	December 2023	(4,137,430)	(4,076,325)	61,105

			$(56,061,945)	$(54,557,943)	$1,504,002

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on October 31, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NZD	116,520	USD	116,817	11/1/2023	HUB	$—	$(297)	$(297)
GBP	182,317	USD	182,256	11/1/2023	HUB	61	—	61
USD	60,524	GBP	60,773	11/1/2023	HUB	—	(249)	(249)
USD	60,629	GBP	60,773	11/1/2023	HUB	—	(144)	(144)
USD	60,695	GBP	60,773	11/1/2023	HUB	—	(78)	(78)
USD	58,230	NZD	58,260	11/1/2023	HUB	—	(30)	(30)
USD	58,279	NZD	58,260	11/1/2023	HUB	19	—	19
USD	106,006	EUR	105,810	11/2/2023	HUB	196	—	196
USD	60,645	GBP	60,773	11/2/2023	HUB	—	(128)	(128)
USD	60,760	GBP	60,773	11/2/2023	HUB	—	(13)	(13)
USD	60,781	GBP	60,773	11/2/2023	HUB	8	—	8
USD	58,340	NZD	58,260	11/2/2023	HUB	80	—	80
USD	58,274	NZD	58,260	11/2/2023	HUB	14	—	14
GBP	2,430,964	USD	2,503,684	11/7/2023	HUB	—	(72,720)	(72,720)
USD	789,887	GBP	790,063	11/7/2023	HUB	—	(176)	(176)
USD	786,273	GBP	790,063	11/7/2023	HUB	—	(3,790)	(3,790)
USD	485,330	GBP	486,193	11/7/2023	HUB	—	(863)	(863)
USD	486,880	GBP	486,193	11/7/2023	HUB	687	—	687
USD	488,950	GBP	486,193	11/7/2023	HUB	2,757	—	2,757
USD	426,496	GBP	425,419	11/7/2023	HUB	1,077	—	1,077
USD	367,237	GBP	364,645	11/7/2023	HUB	2,592	—	2,592
USD	365,076	GBP	364,645	11/7/2023	HUB	431	—	431
USD	243,914	GBP	243,097	11/7/2023	HUB	817	—	817
USD	241,528	GBP	243,097	11/7/2023	HUB	—	(1,569)	(1,569)
USD	242,977	GBP	243,097	11/7/2023	HUB	—	(120)	(120)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2023 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2023 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	243,138	GBP	243,096	11/7/2023	HUB	$42	$—	$42
USD	180,853	GBP	182,322	11/7/2023	HUB	—	(1,469)	(1,469)
USD	182,262	GBP	182,322	11/7/2023	HUB	—	(60)	(60)
USD	123,321	GBP	121,548	11/7/2023	HUB	1,773	—	1,773
USD	121,777	GBP	121,548	11/7/2023	HUB	229	—	229
USD	122,021	GBP	121,548	11/7/2023	HUB	473	—	473
USD	121,263	GBP	121,548	11/7/2023	HUB	—	(285)	(285)
USD	121,175	GBP	121,548	11/7/2023	HUB	—	(373)	(373)
USD	62,332	GBP	60,774	11/7/2023	HUB	1,558	—	1,558
USD	62,345	GBP	60,774	11/7/2023	HUB	1,571	—	1,571
USD	62,371	GBP	60,774	11/7/2023	HUB	1,597	—	1,597
USD	62,289	GBP	60,774	11/7/2023	HUB	1,515	—	1,515
USD	62,500	GBP	60,774	11/7/2023	HUB	1,726	—	1,726
USD	62,380	GBP	60,774	11/7/2023	HUB	1,606	—	1,606
USD	62,127	GBP	60,774	11/7/2023	HUB	1,353	—	1,353
USD	62,376	GBP	60,774	11/7/2023	HUB	1,602	—	1,602
USD	62,474	GBP	60,774	11/7/2023	HUB	1,700	—	1,700
USD	62,588	GBP	60,774	11/7/2023	HUB	1,814	—	1,814
USD	62,561	GBP	60,774	11/7/2023	HUB	1,787	—	1,787
USD	62,633	GBP	60,774	11/7/2023	HUB	1,859	—	1,859
USD	62,422	GBP	60,774	11/7/2023	HUB	1,648	—	1,648
USD	62,362	GBP	60,774	11/7/2023	HUB	1,588	—	1,588
USD	62,429	GBP	60,774	11/7/2023	HUB	1,655	—	1,655
USD	62,136	GBP	60,774	11/7/2023	HUB	1,362	—	1,362
USD	62,127	GBP	60,774	11/7/2023	HUB	1,353	—	1,353
USD	62,184	GBP	60,774	11/7/2023	HUB	1,410	—	1,410
USD	61,977	GBP	60,774	11/7/2023	HUB	1,203	—	1,203
USD	62,194	GBP	60,774	11/7/2023	HUB	1,420	—	1,420
USD	62,018	GBP	60,774	11/7/2023	HUB	1,244	—	1,244
USD	61,963	GBP	60,774	11/7/2023	HUB	1,189	—	1,189
USD	61,893	GBP	60,774	11/7/2023	HUB	1,119	—	1,119
USD	61,964	GBP	60,774	11/7/2023	HUB	1,190	—	1,190
USD	61,908	GBP	60,774	11/7/2023	HUB	1,134	—	1,134
USD	61,923	GBP	60,774	11/7/2023	HUB	1,149	—	1,149
USD	61,871	GBP	60,774	11/7/2023	HUB	1,097	—	1,097
USD	61,919	GBP	60,774	11/7/2023	HUB	1,145	—	1,145
USD	61,977	GBP	60,774	11/7/2023	HUB	1,203	—	1,203
USD	61,729	GBP	60,774	11/7/2023	HUB	955	—	955
USD	61,847	GBP	60,774	11/7/2023	HUB	1,073	—	1,073
USD	61,883	GBP	60,774	11/7/2023	HUB	1,109	—	1,109
USD	61,958	GBP	60,774	11/7/2023	HUB	1,184	—	1,184
USD	61,618	GBP	60,774	11/7/2023	HUB	844	—	844
USD	61,533	GBP	60,774	11/7/2023	HUB	759	—	759
USD	61,423	GBP	60,774	11/7/2023	HUB	649	—	649
USD	61,364	GBP	60,774	11/7/2023	HUB	590	—	590
USD	61,419	GBP	60,774	11/7/2023	HUB	645	—	645
USD	61,517	GBP	60,774	11/7/2023	HUB	743	—	743
USD	61,481	GBP	60,774	11/7/2023	HUB	707	—	707
USD	60,974	GBP	60,774	11/7/2023	HUB	200	—	200
USD	61,406	GBP	60,774	11/7/2023	HUB	632	—	632
USD	60,835	GBP	60,774	11/7/2023	HUB	61	—	61
USD	60,547	GBP	60,774	11/7/2023	HUB	—	(227)	(227)
USD	541,931	EUR	540,022	11/16/2023	HUB	1,909	—	1,909
JPY	66,244	USD	67,650	11/28/2023	HUB	—	(1,406)	(1,406)
JPY	66,244	USD	67,673	11/28/2023	HUB	—	(1,429)	(1,429)
JPY	66,244	USD	67,943	11/28/2023	HUB	—	(1,699)	(1,699)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2023 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2023 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	66,244	USD	67,600	11/28/2023	HUB	$—	$(1,356)	$(1,356)
JPY	66,244	USD	67,213	11/28/2023	HUB	—	(969)	(969)
JPY	132,489	USD	135,251	11/28/2023	HUB	—	(2,762)	(2,762)
JPY	198,733	USD	202,789	11/28/2023	HUB	—	(4,056)	(4,056)
JPY	264,977	USD	269,297	11/28/2023	HUB	—	(4,320)	(4,320)
USD	7,340,468	JPY	7,220,634	11/28/2023	HUB	119,834	—	119,834
USD	1,006,014	JPY	993,665	11/28/2023	HUB	12,349	—	12,349
USD	541,219	JPY	529,955	11/28/2023	HUB	11,264	—	11,264
USD	403,931	JPY	397,466	11/28/2023	HUB	6,465	—	6,465
USD	271,082	JPY	264,977	11/28/2023	HUB	6,105	—	6,105
USD	67,071	JPY	66,244	11/28/2023	HUB	827	—	827
USD	9,080,693	EUR	9,112,393	12/6/2023	HUB	—	(31,700)	(31,700)
USD	1,375,982	EUR	1,377,455	12/6/2023	HUB	—	(1,473)	(1,473)
USD	527,699	EUR	529,790	12/6/2023	HUB	—	(2,091)	(2,091)
USD	316,106	EUR	317,874	12/6/2023	HUB	—	(1,768)	(1,768)
USD	105,599	EUR	105,958	12/6/2023	HUB	—	(359)	(359)
USD	106,095	EUR	105,958	12/6/2023	HUB	137	—	137
USD	105,539	EUR	105,958	12/6/2023	HUB	—	(419)	(419)
USD	107,002	EUR	105,958	12/6/2023	HUB	1,044	—	1,044
USD	106,154	EUR	105,958	12/6/2023	HUB	196	—	196
USD	9,076,316	CAD	8,947,499	12/11/2023	HUB	128,817	—	128,817
USD	364,856	CAD	360,786	12/11/2023	HUB	4,070	—	4,070
USD	362,066	CAD	360,786	12/11/2023	HUB	1,280	—	1,280
USD	291,156	CAD	288,629	12/11/2023	HUB	2,527	—	2,527
USD	216,664	CAD	216,472	12/11/2023	HUB	192	—	192
USD	144,867	CAD	144,315	12/11/2023	HUB	552	—	552
USD	144,699	CAD	144,315	12/11/2023	HUB	384	—	384
USD	9,477,339	AUD	9,527,830	12/12/2023	HUB	—	(50,491)	(50,491)
USD	63,872	AUD	63,519	12/12/2023	HUB	353	—	353
USD	2,330,266	NZD	2,330,721	12/15/2023	HUB	—	(455)	(455)
USD	407,567	NZD	407,876	12/15/2023	HUB	—	(309)	(309)
USD	410,525	NZD	407,876	12/15/2023	HUB	2,649	—	2,649
USD	117,076	NZD	116,536	12/15/2023	HUB	540	—	540
USD	115,746	NZD	116,536	12/15/2023	HUB	—	(790)	(790)
USD	116,831	NZD	116,536	12/15/2023	HUB	295	—	295
USD	58,187	NZD	58,268	12/15/2023	HUB	—	(81)	(81)
USD	1,115,617	CHF	1,104,291	12/13/2023	RBS	11,326	—	11,326
USD	111,511	CHF	110,429	12/13/2023	RBS	1,082	—	1,082
USD	112,576	CHF	110,429	12/13/2023	RBS	2,147	—	2,147

						$379,548	$(190,524)	$189,024

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

HUB	HSBC Bank PLC
RBS	Royal Bank Of Scotland PLC

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

October 31, 2023 (Unaudited)

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand dollar
USD	United States Dollar

Index Abbreviations:

DAX	Deutsche Boerse AG German Stock Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
CBOT	Chicago Board of Trade.
GILT	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2023, the investments were classified as described below:

AHL Trend ETF	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$30,591,730	$—	$30,591,730

Total Investments in Securities - Assets	$—	$30,591,730	$—	$30,591,730

Financial Derivative Instruments - Assets
Futures Contracts	$1,712,936	$—	$—	$1,712,936
Forward Foreign Currency Contracts	—	379,548	—	379,548

Total Financial Derivative Instruments - Assets	$1,712,936	$379,548	$—	$2,092,484

Financial Derivative Instruments - Liabilities
Futures Contracts	$(340,948)	$—	$—	$(340,948)
Forward Foreign Currency Contracts	—	(190,524)	—	(190,524)

Total Financial Derivative Instruments - Liabilities	$(340,948)	$(190,524)	$—	$(531,472)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.